Advance to suppliers and third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advance To Suppliers And Third Parties
Advance to domestic suppliers	R$ 227,036	R$ 255,024
Advance to international suppliers	65,141	42,524
Advance for materials and repairs	60,179	48,932
Total	352,356	346,480
Current	302,658	270,342
Non-current	R$ 49,698	R$ 76,138